Schedule of Investments

Emerald Growth Fund

January 31, 2023 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.34%
Basic Materials: 1.59%
305,290	Carpenter Technology Corp.	$14,742,454

Consumer Discretionary: 15.11%
89,623	Arhaus, Inc.(a)	1,268,165
233,934	BJ's Restaurants, Inc.(a)	7,385,296
72,517	Churchill Downs, Inc.	17,991,468
213,194	Chuy's Holdings, Inc.(a)	7,297,631
857,715	Everi Holdings, Inc.(a)	14,898,510
27,279	Five Below, Inc.(a)	5,377,509
156,015	Jack in the Box, Inc.	11,854,020
75,965	Lindblad Expeditions Holdings, Inc.(a)	903,983
341,977	National Vision Holdings, Inc.(a)	14,055,255
493,720	Noodles & Co.(a)	3,105,499
563,459	Petco Health & Wellness Company(a)	6,586,836
178,398	Planet Fitness, Inc., Class A(a)	15,101,391
415,410	PlayAGS, Inc.(a)	2,745,860
365,405	Portillo's, Inc.(a)	8,243,537
86,783	SeaWorld Entertainment, Inc.(a)	5,414,391
307,891	Sun Country Airlines Holdings, Inc.(a)	5,748,325
45,695	Visteon Corp.(a)	7,143,956
118,328	YETI Holdings, Inc.(a)	5,296,361
		140,417,993

Consumer Staples: 4.91%
101,988	Celsius Holdings, Inc.(a)	10,231,436
222,411	Freshpet, Inc.(a)	14,085,289
441,699	Simply Good Foods Co.(a)	16,033,674
168,384	Utz Brands, Inc.	2,805,277
549,239	Zevia PBC, Class A(a)	2,460,591
		45,616,267

Energy: 8.89%
129,803	Ameresco, Inc., Class A(a)	8,368,399
292,684	Cactus, Inc.	15,837,131
250,286	ChampionX Corp.	8,264,444
57,338	Denbury, Inc.(a)	4,975,792
289,376	Excelerate Energy, Inc.	6,742,461
163,330	Matador Resources Co.	10,805,913
349,421	Northern Oil and Gas, Inc.	11,712,592
438,347	ProFrac Holding Corp.(a)	9,862,807
1,176,312	TETRA Technologies, Inc.(a)	4,658,196
18,950	Valaris, Ltd.(a)	1,376,528
		82,604,263

Financial Services: 7.89%
48,424	Axos Financial, Inc.(a)	2,330,163
24,700	Bancorp, Inc.(a)	838,071
440,979	BRP Group, Inc., Class A(a)	12,634,048
Shares		Value (Note 2)
Financial Services (continued)
46,078	CNB Financial Corp.	$1,111,401
33,284	ConnectOne Bancorp, Inc.	791,161
2,878	Enterprise Financial Services Corp.	153,455
83,227	Houlihan Lokey, Inc.	8,245,299
153,281	Mid Penn Bancorp, Inc.	4,823,753
283,725	Moelis & Co., Class A	13,264,144
346,638	Pacific Premier Bancorp, Inc.	11,210,273
224,993	Palomar Holdings, Inc.(a)	11,499,392
218,932	Skyward Specialty Insurance Group, Inc.(a)	4,052,431
180,500	Trinity Capital, Inc.	2,416,895
		73,370,486

Health Care: 30.53%
556,041	ACADIA Pharmaceuticals, Inc.(a)	10,581,460
482,017	AdaptHealth Corp.(a)	10,329,624
299,452	Alkermes PLC(a)	8,576,305
352,697	Amylyx Pharmaceuticals, Inc.(a)	13,822,195
181,557	ANI Pharmaceuticals, Inc.(a)	8,121,045
167,066	Arvinas, Inc.(a)	5,474,753
220,514	AtriCure, Inc.(a)	9,543,846
166,884	Blueprint Medicines Corp.(a)	7,800,158
227,384	Certara, Inc.(a)	4,411,250
354,252	Collegium Pharmaceutical, Inc.(a)	9,947,396
137,391	Cutera, Inc.(a)	4,785,329
128,191	CVRx, Inc.(a)	1,948,503
215,570	Cytokinetics, Inc.(a)	9,157,414
837,489	DocGo, Inc.(a)	8,374,890
76,211	Haemonetics Corp.(a)	6,447,451
29,297	ICU Medical, Inc.(a)	5,661,059
471,248	Insmed, Inc.(a)	10,145,969
315,636	IVERIC bio, Inc.(a)	7,291,192
33,220	Karuna Therapeutics, Inc.(a)	6,623,736
228,112	Lantheus Holdings, Inc.(a)	13,116,440
16,613	Madrigal Pharmaceuticals, Inc.(a)	4,788,697
491,987	MannKind Corp.(a)	2,691,169
203,319	Merit Medical Systems, Inc.(a)	14,506,811
948,720	NeoGenomics, Inc.(a)	11,270,794
31,179	Ocular Therapeutix, Inc.(a)	121,910
156,543	Orthofix Medical, Inc.(a)	3,386,025
386,718	Privia Health Group, Inc.(a)	10,456,855
64,552	Prometheus Biosciences, Inc.(a)	7,336,980
207,856	Reata Pharmaceuticals, Inc., Class A(a)	9,006,400
428,491	Replimune Group, Inc.(a)	11,933,474
460,443	Thorne HealthTech, Inc.(a)	2,122,642
253,611	TransMedics Group, Inc.(a)	15,982,565
508,168	Treace Medical Concepts, Inc.(a)	11,733,599
158,687	Ultragenyx Pharmaceutical, Inc.(a)	7,193,282
34,261	United Therapeutics Corp.(a)	9,016,467
		283,707,685

Shares		Value (Note 2)
Industrials: 14.28%
55,830	AAR Corp.(a)	$2,871,895
83,852	AeroVironment, Inc.(a)	7,460,312
708,748	Babcock & Wilcox Enterprises, Inc.(a)	4,706,087
81,347	Chart Industries, Inc.(a)	10,898,871
114,861	Exponent, Inc.	11,777,847
184,756	First Advantage Corp.(a)	2,564,413
93,759	Forward Air Corp.	10,111,908
58,095	Herc Holdings, Inc.	9,023,316
129,124	I3 Verticals, Inc.(a)	3,734,266
781,929	Kratos Defense & Security Solutions, Inc.(a)	8,953,087
119,981	Mercury Systems, Inc.(a)	5,997,250
216,538	Montrose Environmental Group, Inc.(a)	11,727,698
41,740	Napco Security Technologies, Inc.(a)	1,209,208
111,641	NV5 Global, Inc.(a)	14,880,629
235,764	Shift4 Payments, Inc.(a)	15,098,327
16,000	Tetra Tech, Inc.	2,488,320
121,634	TriNet Group, Inc.(a)	9,177,285
		132,680,719

Real Estate: 0.96%
72,834	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,688,303
66,884	Ryman Hospitality Properties, Inc.	6,212,855
		8,901,158

REITs: 0.61%
88,357	Terreno Realty Corp.	5,692,841

Technology: 10.41%
51,987	Ambarella, Inc.(a)	4,670,512
167,918	Coherent, Inc.(a)	7,287,641
144,426	Credo Technology Group Holding, Ltd.(a)	2,502,903
179,739	EverQuote, Inc., Class A(a)	2,803,928
22,950	IPG Photonics Corp.(a)	2,572,695
115,275	Jamf Holding Corp.(a)	2,290,514
155,999	MACOM Technology Solutions Holdings, Inc.(a)	10,455,053
332,166	Model N, Inc.(a)	13,173,704
179,221	PDF Solutions, Inc.(a)	5,695,643
94,930	Perficient, Inc.(a)	7,038,110
169,555	Rapid7, Inc.(a)	6,760,158
313,922	SkyWater Technology, Inc.(a)	3,396,636
195,940	Super Micro Computer, Inc.(a)	14,172,340
103,524	Tenable Holdings, Inc.(a)	4,164,771
Shares		Value (Note 2)
Technology (continued)
376,958	Varonis Systems, Inc.(a)	$9,740,595
		96,725,203

Telecommunications: 1.05%
115,969	Cogent Communications Holdings, Inc.	7,951,994
163,435	Viavi Solutions, Inc.(a)	1,846,816
		9,798,810

Utilities: 1.12%
430,949	Aris Water Solution, Inc.	6,675,400
76,078	Evoqua Water Technologies Corp.(a)	3,690,544
		10,365,944

	Total Common Stocks
	(Cost $669,093,972)	904,623,823

SHORT-TERM INVESTMENT: 2.92%
	First American Government Obligations Fund
27,093,967	4.129% (12/31/49)	27,093,967

	Total Short-Term Investment
	(Cost $27,093,967)	27,093,967

Total Investments: 100.26%
(Cost $696,187,939)		931,717,790

Liabilities In Excess Of Other Assets: (0.26)%		(2,401,271)
Net Assets: 100.00%		$929,316,519

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

January 31, 2023 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.95%
Basic Materials: 2.12%
3,612	MP Materials Corp.(a)	$117,426
2,877	Scotts Miracle-Gro Co.	207,691
		325,117

Communications: 0.70%
726	Meta Platforms, Inc., Class A(a)	108,152

Consumer Discretionary: 23.11%
6,999	Amazon.com, Inc.(a)	721,807
43	AutoZone, Inc.(a)	104,871
1,045	Churchill Downs, Inc.	259,264
13,998	Cinemark Holdings, Inc.(a)	167,136
256	Costco Wholesale Corp.	130,852
1,752	Dick's Sporting Goods, Inc.	229,092
17,001	Everi Holdings, Inc.(a)	295,307
358	Home Depot, Inc.	116,053
1,677	Hyatt Hotels Corp., Class A(a)	182,994
387	Lululemon Athletica, Inc.(a)	118,763
16,510	Petco Health & Wellness Company(a)	193,002
17,572	PlayAGS, Inc.(a)	116,151
2,629	SeaWorld Entertainment, Inc.(a)	164,023
5,753	Sun Country Airlines Holdings, Inc.(a)	107,408
1,268	Take-Two Interactive Software, Inc.(a)	143,576
791	Tesla, Inc.(a)	137,017
4,405	TJX Cos., Inc.	360,593
		3,547,909

Consumer Staples: 1.10%
770	CVS Health Corp.	67,930
1,592	Freshpet, Inc.(a)	100,821
		168,751

Energy: 7.35%
3,248	Cactus, Inc.	175,749
1,129	Cheniere Energy, Inc.	172,500
300	Enphase Energy, Inc.(a)	66,414
5,740	Excelerate Energy, Inc.	133,742
8,080	Northern Oil and Gas, Inc.	270,842
78,129	TETRA Technologies, Inc.(a)	309,391
		1,128,638

Financial Services: 2.11%
1,177	Euronet Worldwide, Inc.(a)	132,624
1,901	Palomar Holdings, Inc.(a)	97,160
252	S&P Global, Inc.	94,485
		324,269
Shares		Value (Note 2)
Health Care: 14.52%
1,758	Abbott Laboratories	$194,347
7,022	ACADIA Pharmaceuticals, Inc.(a)	133,629
2,000	Amylyx Pharmaceuticals, Inc.(a)	78,380
963	BioMarin Pharmaceutical, Inc.(a)	111,082
12,993	DocGo, Inc.(a)	129,930
244	Eli Lilly & Co.	83,973
5,470	Insmed, Inc.(a)	117,769
2,667	Integer Holdings Corp.(a)	175,515
1,360	Lantheus Holdings, Inc.(a)	78,200
1,716	Merit Medical Systems, Inc.(a)	122,437
1,903	Reata Pharmaceuticals, Inc., Class A(a)	82,457
1,929	Sarepta Therapeutics, Inc.(a)	241,067
1,567	Ultragenyx Pharmaceutical, Inc.(a)	71,032
1,491	United Therapeutics Corp.(a)	392,386
434	UnitedHealth Group, Inc.	216,648
		2,228,852

Industrials: 12.00%
39,174	Babcock & Wilcox Enterprises, Inc.(a)	260,115
2,129	Crown Holdings, Inc.	187,693
7,399	GXO Logistics, Inc.(a)	387,190
12,861	Kratos Defense & Security Solutions, Inc.(a)	147,258
1,490	MasTec, Inc.(a)	146,363
1,609	Visa, Inc., Class A	370,408
7,102	WillScot Mobile Mini Holdings Corp.(a)	344,163
		1,843,190

Producer Durables: 0.97%
2,236	Darling Ingredients, Inc.(a)	148,224

Technology: 34.24%
5,654	Alphabet, Inc., Class A(a)	558,841
1,389	Alteryx, Inc., Class A(a)	77,076
8,635	Apple, Inc.	1,245,944
898	Cadence Design Systems, Inc.(a)	164,181
3,975	Coherent, Inc.(a)	172,515
1,326	Crowdstrike Holdings, Inc., Class A(a)	140,423
5,132	Ebix, Inc.	97,816
2,515	Match Group, Inc.(a)	136,112
5,450	Microsoft Corp.	1,350,565
398	Mongodb Inc(a)	85,256
3,543	NVIDIA Corp.	692,196
949	Palo Alto Networks, Inc.(a)	150,549
3,946	Pure Storage, Inc., Class A(a)	114,197
12,773	SkyWater Technology, Inc.(a)	138,204
1,834	Super Micro Computer, Inc.(a)	132,653
		5,256,528

Shares		Value (Note 2)
Utilities: 0.73%
7,262	Aris Water Solution, Inc.	$112,488

	Total Common Stocks
	(Cost $11,061,185)	15,192,118

SHORT-TERM INVESTMENT: 1.49%
	First American Government Obligations Fund
228,841	4.129% (12/31/49)	228,841

	Total Short-Term Investment
	(Cost $228,841)	228,841

Total Investments: 100.44%
(Cost $11,290,026)		15,420,959

Liabilities In Excess Of Other Assets: (0.44)%		(67,925)
Net Assets: 100.00%		$15,353,034

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Finance & Banking Innovation Fund

January 31, 2023 (Unaudited)

Shares		Value (Note 2)
BUSINESS DEVELOPMENT COMPANIES: 0.98%
Financial Services: 0.98%
Investment Companies: 0.98%
38,640	FS KKR Capital Corp.	$759,662

	Total Business Development Companies
	(Cost $766,042)	759,662
COMMON STOCKS: 95.39%
Financial Services: 93.34%
Asset Managers And Custodians: 1.01%
60,497	Runway Growth Finance Corp.	785,856

Banks: 64.72%
37,723	Axos Financial, Inc.(a)	1,815,231
45,550	Banc of California, Inc.	793,481
53,279	Bancorp, Inc.(a)	1,807,756
17,690	Bank OZK	807,902
44,246	Byline Bancorp, Inc.	1,097,301
13,544	Capital Bancorp, Inc.	291,196
79,499	CNB Financial Corp.	1,917,516
35,488	Coastal Financial Corp.(a)	1,620,737
116,842	Community Heritage Financial, Inc.	2,366,050
24,740	ConnectOne Bancorp, Inc.	588,070
11,968	Customers Bancorp, Inc.(a)	363,468
17,640	Esquire Financial Holdings, Inc.	820,966
435,568	Finwise Bancorp(a)	3,785,086
33,310	First BanCorp	448,019
11,108	First Bank	150,291
40,740	First Financial Bankshares, Inc.	1,451,159
15,513	First Foundation, Inc.	240,917
5,420	First Republic Bank	763,570
18,040	Five Star Bancorp	486,358
38,350	Flushing Financial Corp.	735,936
56,370	F.N.B. Corp.	804,400
32,190	Heritage Financial Corp.	918,381
239,146	LINKBANCORP, Inc.	1,984,912
25,010	Live Oak Bancshares, Inc.	856,092
53	Mechanics Bank/Walnut Creek CA	1,272,000
26,716	Metropolitan Bank Holding Corp.(a)	1,586,396
22,300	MVB Financial Corp.	492,384
35,617	National Bank Holdings Corp.	1,504,106
83,280	New York Community Bancorp, Inc.	831,967
32,033	Northeast Bancorp	1,511,958
37,196	OFG Bancorp	1,053,019
55,341	Pacific Premier Bancorp, Inc.	1,789,728
9,469	Pathward Financial, Inc.	469,852
11,920	Pinnacle Financial Partners, Inc.	938,462
1,196	Popular, Inc.	82,093
142,380	Primis Financial Corp.	1,685,779
Shares		Value (Note 2)
Banks (continued)
35,580	Seacoast Banking Corp. of Florida	$1,142,474
11,495	ServisFirst Bancshares, Inc.	783,729
3,350	Signature Bank	431,982
1,520	SVB Financial Group(a)	459,709
51,960	TFS Financial Corp.	740,430
15,971	Triumph Financial, Inc.(a)	890,064
28,927	Univest Financial Corp.	785,368
43,600	Valley National Bancorp	517,968
20,422	Washington Federal, Inc.	724,164
19,470	Webster Financial Corp.	1,025,096
23,916	Western Alliance Bancorp	1,802,549
8,880	Wintrust Financial Corp	812,254
		50,248,326

Closed End Investments: 7.26%
40,010	Ares Capital Corp.	774,994
32,530	Blackstone Secured Lending Fund	800,238
40,470	Capital Southwest Corp.	801,711
53,970	NewtekOne, Inc.	1,002,762
36,405	Oaktree Specialty Lending Corp(a)	728,464
70,760	PennantPark Floating Rate Capital, Ltd.	769,161
39,840	Sixth Street Specialty Lending, Inc.	762,936
		5,640,266

Consumer Lending: 2.47%
28,670	Ally Financial, Inc.	931,488
19,537	OneMain Holdings, Inc.	842,826
20,978	SoFi Technologies, Inc.(a)	145,378
		1,919,692

Diversified Finan Serv: 0.99%
18,000	B Riley Financial, Inc.	769,140

Insurance: 0.38%
15,790	Skyward Specialty Insurance Group, Inc.(a)	292,273

Investment Services: 0.18%
2,340	Coinbase Global, Inc., Class A(a)	136,843

Mortgage REITs: Commercial: 0.22%
9,106	Nexpoint Real Estate Finance, Inc.	173,469

Mortgage REITs: Diversified: 3.11%
71,938	AGNC Investment Corp.	834,481
55,435	Ellington Financial, Inc.	761,122
97,580	Redwood Trust, Inc.	815,769
		2,411,372

Mortgage REITs: Residential: 7.42%
34,257	Annaly Capital Management, Inc.	804,012
54,670	Arbor Realty Trust, Inc.	816,223
57,760	Dynex Capital, Inc.	832,322
56,015	PennyMac Mortgage Investment Trust	854,229

Shares		Value (Note 2)
Mortgage REITs: Residential (continued)
62,315	Ready Capital Corp.	$824,427
88,690	Rithm Capital Corp.	834,573
44,330	Two Harbors Investment Corp(a)	795,280
		5,761,066

Open End And Misc Investment Vehicles: 2.30%
71,726	Blue Owl Capital, Inc.	902,313
66,053	Trinity Capital, Inc.	884,450
		1,786,763

Property And Casualty Insurance: 2.21%
6,153	Kinsale Capital Group, Inc.	1,713,241

Real Estate Holding And Development: 1.07%
55,676	Bridge Investment Group Holdings, Inc., Class A	829,016

Industrials: 1.06%
Aerospace: 0.96%
240,970	Applied Digital Corp.(a)	747,007

Transaction Processing Services: 0.10%
1,202	Shift4 Payments, Inc.(a)	76,976

Real Estate: 0.99%
Infrastructure Reits: 0.99%
163,638	Power REIT(a)	766,464

	Total Common Stocks
	(Cost $74,062,134)	74,057,770

RIGHTS: 0.00%
93,600	Terawulf, Inc., Strike Price $0.01, Expiration Date 12/31/2049(b)	0

	Total Rights
	(Cost $0)	0

WARRANTS: 0.01%
62,749	Paysafe, Ltd., Strike Price $11.50, Expiration Date 12/31/2028	6,890

	Total Warrants
	(Cost $211,219)	6,890
Shares		Value (Note 2)
SHORT-TERM INVESTMENT: 1.55%
	First American Government Obligations Fund
1,209,131	4.129% (12/31/49)	$1,209,131

	Total Short-Term Investment
	(Cost $1,209,131)	1,209,131

Total Investments: 97.93%
(Cost $76,248,526)		76,033,453

Other Assets In Excess Of Liabilities: 2.07%		1,604,831
Net Assets: 100.00%		$77,638,284

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the Quarterly Schedule of Investments for additional information.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Insights Fund and Emerald Finance & Banking Innovation Fund (each a “Fund” and collectively, the “Funds”). The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation The Emerald Finance & Banking Innovation Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2022 (Unaudited)

The following is a summary of each input used to value the Funds as of January 31, 2023:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$904,623,823	$–	$–	$904,623,823
Short-Term Investment	27,093,967	–	–	27,093,967
TOTAL	$931,717,790	$–	$–	$931,717,790

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$15,192,118	$–	$–	$15,192,118
Short-Term Investment	228,841	–	–	228,841
TOTAL	$15,420,959	$–	$–	$15,420,959

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$–	$–	$–		$–
Banks	$42,827,514	$1,272,000	$–		$44,099,514
Other	29,958,256	–	–		29,958,256
Rights	–	–	–	(b)	–
Short-Term Investment	1,209,131	–	–		1,209,131
Special Purpose Acquisition Companies	759,662	–	–		759,662
Warrants	6,890	–	–		6,890
TOTAL	$74,761,453	$1,272,000	$–		$76,033,453

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.
(b)	Value is $ 0.00.

For the three months ended January 31, 2023, the Emerald Finance & Banking Innovation Fund had securities that used significant unobservable inputs (Level 3) in determining fair value.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2023 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Emerald Finance & Banking Innovation Fund	Rights	Total
Balance as of April 30, 2023	$-	$-
Accrued discount/ premium	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2023	$-	$-
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at January 31, 2023	$-	$-

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.